Basis of Presentation and General Information - Newbuildings (Table) (Details)	6 Months Ended
Jun. 30, 2014
HN 1338 (tbn Star Aries)
Vessel
DWT	180,000
Expected Delivery Date	June 2015
HN 5040 (tbn Star Aquarius)
Vessel
DWT	60,000
Expected Delivery Date	June 2015
HN 1372 (tbn Star Libra)
Vessel
DWT	208,000
Expected Delivery Date	July 2015
HN 5043 (tbn Star Pisces)
Vessel
DWT	60,000
Expected Delivery Date	September 2015
HN NE 196 (tbn Star Antares)
Vessel
DWT	61,000
Expected Delivery Date	September 2015
HN NE 197 (Star Lutas)
Vessel
DWT	61,000
Expected Delivery Date	October 2015
HN 1371 (tbn Star Virgo)
Vessel
DWT	208,000
Expected Delivery Date	December 2015
HN 1339 (tbn Star Taurus)
Vessel
DWT	180,000
Expected Delivery Date	December 2015
HN 1342 (tbn Star Gemini)
Vessel
DWT	208,000
Expected Delivery Date	January 2016
HN NE 198 (tbn Star Poseidon)
Vessel
DWT	209,000
Expected Delivery Date	February 2016
HN 1343 (tbn Star Leo)
Vessel
DWT	208,000
Expected Delivery Date	April 2016